Bank facilities (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Unrealized loss on forward foreign exchange contracts		$ 0		$ (685,000)
Currency risk
Disclosure of detailed information about borrowings [line items]
Foreign exchange contracts		0		17,500,000
LG Facility
Disclosure of detailed information about borrowings [line items]
Facility, maximum borrowing capacity	$ 2,000,000	13,000,000
Borrowings outstanding	0	0	$ 1,017,000
Letters Of Credit
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 2,092,000	$ 2,615,000		$ 0